UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-23160

                             GABELLI NEXTSHARES TRUST

(Exact name of registrant as specified in charter)

One Corporate Center

                               Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Agnes Mullady

Gabelli Funds, LLC

One Corporate Center

                           Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Gabelli Food of All Nations

First Quarter Report — December 31, 2018

Kevin Dreyer

Portfolio Manager

BSE, University of Pennsylvania

MBA, Columbia Business School

To Our Shareholders,

For the quarter ended December 31, 2018, the net asset value (NAV) total return of Gabelli Food of All Nations (FOANC) was (10.2)% compared with a total return of (5.2)% for the Standard & Poor’s (S&P) 500 Consumer Staples Index. The total return based on the Fund’s Market Price was (10.2)%. See page 2 for additional performance information.

Enclosed is the schedule of investments as of December 31, 2018.

1

    Comparative Results

Average Annual Returns through December 31, 2018 (a) (Unaudited)

			Since Inception
	Quarter	1 Year	(2/14/17)
Gabelli Food of All Nations
Fund at NAV	(10.22)%	(14.02)%	(2.50)%
Fund at Market Price(b)	(10.22)	(13.78)	(2.50)
S&P 500 Consumer Staples Index	(5.21)	(8.38)	0.12

In the current prospectus dated January 28, 2019, the gross expense ratio for the Fund is 5.32%. The net expense ratio for the Fund after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) is 0.90%.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Consumer Staples Index is an unmanaged indicator of the food and staples retailing, food, beverage, tobacco, and household and personal products stock performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

As an exchange-traded product, Gabelli Food of All Nations may trade at a value different from its NAV. The market price used to calculate the Market Price return is the midpoint between the highest bid and the lowest offer on the exchange of which the shares of the Fund are listed for trading, as of the time that Fund’s NAV is calculated. If you trade your shares at another time during the day, your return may differ.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NASDAQ at a price above, i.e., at a premium, or below, i.e., at a discount, the Net Asset Value of the Fund can be found at www.nextshares.com.

NextShares™ is a trademark of NextShares Solutions, LLC. Used with permission.

2

Gabelli Food of All Nations

Schedule of Investments — December 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS – 99.4%

	Consumer Discretionary – 0.8%
700	Newell Brands, Inc.	$13,013

	Food and Beverage – 77.7%
1,000	Brown-Forman Corp., Cl. B	47,580
4,539	Conagra Brands, Inc.	96,953
1,000	Danone SA	70,475
7,000	Davide Campari-Milano SpA	59,230
600	Diageo plc ADR	85,080
1,800	Flowers Foods, Inc.	33,246
1,000	General Mills, Inc.	38,940
600	Heineken Holding NV	50,700
600	Kellogg Co.	34,206
400	Kerry Group plc, Cl. A	39,643
1,300	Lamb Weston Holdings, Inc.	95,628
1,000	Molson Coors Brewing Co., Cl. B	56,160
2,700	Mondelez International, Inc., Cl. A	108,081
1,000	Nestlé SA	81,188
400	PepsiCo, Inc.	44,192
1,300	Post Holdings, Inc.†	115,869
200	Remy Cointreau SA	22,674
2,500	The Hain Celestial Group, Inc.†	39,650
400	The JM Smucker Co.	37,396
2,000	The Kraft Heinz Co.	86,080

		1,242,971

	Food Ingredients – 4.7%
550	International Flavors & Fragrances, Inc	73,848
300	Treatt plc	1,637

		75,485

	Household and Personal Products – 14.0%
1,000	Church & Dwight Co., Inc.	65,760
1,000	Edgewell Personal Care Co.†	37,350
600	Energizer Holdings, Inc.	27,090
600	Reckitt Benckiser Group plc	45,985
900	Unilever plc ADR	47,025

		223,210

	Pet Food/Nutrition – 2.2%
600	Colgate-Palmolive Co.	35,712

	TOTAL COMMON STOCKS	1,590,391

Shares		Market Value
	MONEY MARKET FUND – 0.6%
9,016	BlackRock Treasury Trust, 2.22%(a)	$9,016

	TOTAL INVESTMENTS — 100.0% (cost $ 1,736,833)	$1,599,407

†         Non-income producing security.

(a)       Rate shown reflects the 7 day yield as of December 31, 2018.

ADR    American Depositary Receipt

See accompanying notes to schedule of investments.

3

Gabelli Food of All Nations

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary

4

Gabelli Food of All Nations

Notes to Schedule of Investments (Unaudited) (Continued)

of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2018 are as follows:

	Valuation Inputs
INVESTMENTS IN SECURITIES:	Level 1 Quoted Prices	Total Market Value at 12/31/18

ASSETS (Market Value):

Common Stocks(a)	$1,590,391	$1,590,391

Money Market Fund	9,016	9,016
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$1,599,407	$1,599,407

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 2 or Level 3 investments held at December 31, 2018.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate

5

Gabelli Food of All Nations

Notes to Schedule of Investments (Unaudited) (Continued)

prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2018, the Fund did not hold any restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

6

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GABELLI NEXTSHARES TRUST GABELLI FOOD OF ALL NATIONS One Corporate Center Rye, New York 10580-1422 t 800-GABELLI (800-422-3554) f 914-921-5118 e info@gabelli.com GABELLI.COM
Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.
BOARD OF TRUSTEES	OFFICERS
Mario J. Gabelli, CFA	Agnes Mullady
Chairman and	President
Chief Executive Officer,
GAMCO Investors, Inc.	John C. Ball
Executive Chairman,	Treasurer
Associated Capital Group Inc.
Andrea R. Mango
Anthony S. Colavita	Secretary
Attorney,
Anthony S. Colavita, P.C.	Richard J. Walz
Chief Compliance Officer
Frank J. Fahrenkopf, Jr.
Former President & Chief	Bethany A. Uhlein
Executive Officer,	Vice President
American Gaming Association	DISTRIBUTOR
Michael J. Melarkey	G.distributors, LLC
Of Counsel,
McDonald Carano Wilson LLP	CUSTODIAN, TRANSFER
AGENT, AND DIVIDEND
Kuni Nakamura	DISBURSING AGENT
President,
Advanced Polymer, Inc.	The Bank of New York
Mellon
Salvatore M. Salibello
Senior Partner,	LEGAL COUNSEL
Bright Side Consulting
Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Food of All Nations. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB5002Q418QR

Gabelli Media Mogul

First Quarter Report — December 31, 2018

Christopher J. Marangi

Portfolio Manager -

BA, Williams College

MBA, Columbia Business School

To Our Shareholders,

For the quarter ended December 31, 2018, the net asset value (NAV) total return of Gabelli Media Mogul (MOGLC) was (14.4)% compared with a total return of (13.5)% for the Standard & Poor’s (S&P) 500 Index. The total return based on the Fund’s Market Price was (14.4)%. See page 2 for additional performance information.

Enclosed is the schedule of investments as of December 31, 2018.

1

Comparative Results

Average Annual Returns through December 31, 2018 (a) (Unaudited)

	Quarter	1 Year	Since Inception (12/1/16)
Gabelli Media Mogul
Fund at NAV	(14.37)%	(8.90)%	(0.82)%
Fund at Market Price(b)	(14.37)	(8.64)	(0.82)
S&P 500 Index	(13.52)	(4.38)	8.81

In the current prospectus dated January 28, 2019, gross expense ratio for the Fund is 3.44%. The net expense ratio for the Fund after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) is 0.91%.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. You cannot invest directly in an index.

(b)

As an exchange-traded product, Gabelli Media Mogul may trade at a value different from its NAV. The market price used to calculate the Market Price return is the midpoint between the highest bid and the lowest offer on the exchange which the shares of the Fund are listed for trading, as of the time that Fund’s NAV is calculated. If you trade your shares at another time during the day, your return may differ.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NASDAQ at a price above, i.e., at a premium, or below, i.e., at a discount, the Net Asset Value of the Fund can be found at www.nextshares.com.

NextShares™ is a trademark of NextShares Solutions, LLC. Used with permission.

2

Gabelli Media Mogul

Schedule of Investments — December 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS – 92.6%

	Content Creation and Aggregation – 56.4%
14,000	Discovery, Inc., Cl. C†	$323,120
10,450	GCI Liberty, Inc., Cl. A†	430,122
14,000	ITV plc	22,279
4,000	Liberty Latin America Ltd., Cl. C†	58,280
19,500	Liberty Media Corp.- Liberty Braves, Cl. C†	485,355
8,500	Liberty Media Corp.- Liberty Formula One, Cl. A†	252,620
12,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	443,760
4,700	Lions Gate Entertainment Corp., Cl. B	69,936
4,500	Live Nation Entertainment, Inc.†	221,625
1,000	MSG Networks, Inc., Cl. A†	23,560
14,000	Sirius XM Holdings, Inc.	79,940
650	The Madison Square Garden Co., Cl. A†	174,005
2,800	Twenty-First Century Fox, Inc., Cl. B	133,784
2,000	Viacom, Inc., Cl. A	55,620

		2,774,006

	Digital Marketing and Retail – 8.9%
4,500	FTD Cos., Inc.†	6,660
1,700	Liberty Expedia Holdings, Inc., Cl. A†	66,487
6,000	Liberty TripAdvisor Holdings, Inc., Cl. A†	95,340
7,000	Ocean Outdoor Ltd.†(a)(b)	67,025
10,300	Qurate Retail, Inc.†	201,056

		436,568

	Diversified Consumer Services – 0.1%
13,000	Ascent Capital Group, Inc., Cl. A†	5,070

	Financial Services – 1.6%
350	LendingTree, Inc.†	76,849

	Internet Software and Services – 2.6%
16,000	Pandora Media, Inc.†	129,440

	Telecommunication Services – 5.0%
1,000	Intelsat SA†	21,390
3,900	Loral Space & Communications, Inc.†	145,275
3,500	Zayo Group Holdings, Inc.†	79,940

		246,605

	TV and Broadband Services – 14.1%
500	Charter Communications, Inc., Cl. A†	142,485
3,300	Liberty Broadband Corp., Cl. A†	236,973
12,500	Liberty Global plc, Cl. C†	258,000
1,200	Telenet Group Holding NV	55,821

		693,279

Shares		Market Value

	Wireless Telecommunication Services – 3.9%
1,500	Millicom International Cellular SA	$95,490
1,500	T-Mobile US, Inc.†	95,415

		190,905

	TOTAL COMMON STOCKS	4,552,722

	PREFERRED STOCK – 0.7%

	Content Creation and Aggregation – 0.7%
1,500	GCI Liberty, Inc., Series A, 7.00%	36,345

	MONEY MARKET FUND – 6.7%
330,701	BlackRock Treasury Trust, 2.22%(c)	330,701

	TOTAL INVESTMENTS — 100.0% (cost $4,944,337)	$4,919,768

†	Non-income producing security.
(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the market value of the Rule 144A security amounted to $67,025 or 1.4% of total investments.

(b)	Security is fair valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Rate shown reflects the 7 day yield as of December 31, 2018.

See accompanying notes to schedule of investments.

3

Gabelli Media Mogul

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary

4

Gabelli Media Mogul

Notes to Schedule of Investments (Unaudited) (Continued)

of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2018 are as follows:

	Valuation Inputs
INVESTMENTS IN SECURITIES:	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs	Total Market Value at 12/31/18

ASSETS (Market Value):

Common Stocks(a)	$4,485,697	$67,025	$4,552,722

Preferred Stock(a)	36,345	—	36,345

Money Market Fund	330,701	—	330,701
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$4,852,743	$67,025	$4,919,768

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes

5

Gabelli Media Mogul

Notes to Schedule of Investments (Unaudited) (Continued)

in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2018, the Fund did not hold any restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

6

This page was intentionally left blank.

GABELLI NEXTSHARES TRUST GABELLI MEDIA MOGUL One Corporate Center Rye, New York 10580-1422 t 800-GABELLI (800-422-3554) f 914-921-5118 e info@gabelli.com GABELLI.COM
Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.
BOARD OF TRUSTEES	OFFICERS
Mario J. Gabelli, CFA	Agnes Mullady
Chairman and	President
Chief Executive Officer,
GAMCO Investors, Inc.	John C. Ball
Executive Chairman,	Treasurer
Associated Capital Group Inc.
Andrea R. Mango
Anthony S. Colavita	Secretary
Attorney,
Anthony S. Colavita, P.C.	Richard J. Walz
Chief Compliance Officer
Frank J. Fahrenkopf, Jr.
Former President & Chief	Bethany A. Uhlein
Executive Officer,	Vice President
American Gaming Association	DISTRIBUTOR
Michael J. Melarkey	G.distributors, LLC
Of Counsel,
McDonald Carano Wilson LLP	CUSTODIAN, TRANSFER
AGENT, AND DIVIDEND
Kuni Nakamura	DISBURSING AGENT
President,
Advanced Polymer, Inc.	The Bank of New York
Mellon
Salvatore M. Salibello
Senior Partner,	LEGAL COUNSEL
Bright Side Consulting
Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Media Mogul. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB5001Q418QR

Gabelli Pet Parents’™

First Quarter Report — December 31, 2018

Daniel M. Miller

Portfolio Manager

BS, University of Miami

To Our Shareholders,

For the quarter ended December 31, 2018, the net asset value (NAV) total return of Gabelli Pet Parents’™ (PETZC) was (12.6)% compared with a total return of (13.5)% for the Standard & Poor’s (S&P) 500 Index. The total return based on the Fund’s Market Price was (12.6)%. See page 2 for additional performance information.

Enclosed is the schedule of investments as of December 31, 2018.

1

Comparative Results

Cumulative Annual Returns through December 31, 2018 (a) (Unaudited)

	Quarter	Since Inception (6/19/18)
Gabelli Pet Parents’™
Fund at NAV	(12.62)%	(9.56)%
Fund at Market Price(b)	(12.62)	(9.56)
S&P 500 Index	(13.52)	(8.31)

In the current prospectus dated January 28, 2019, the gross expense ratio for the Fund is 9.63%. The net expense ratio for the Fund after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) is 0.96%.

(a)

Returns represent past performance and do not guarantee future results. Total returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

As an exchange-traded product, Gabelli Pet Parents’™ may trade at a value different from its NAV. The market price used to calculate the Market Price return is the midpoint between the highest bid and the lowest offer on the exchange of which the shares of the Fund are listed for trading, as of the time that Fund’s NAV is calculated. If you trade your shares at another time during the day, your return may differ.

  Discount & Premium Information

Information regarding how often shares of the Fund traded on NASDAQ at a price above, i.e., at a premium, or below, i.e., at a discount, the Net Asset Value of the Fund can be found at www.nextshares.com.

NextShares™ is a trademark of NextShares Solutions, LLC. Used with permission.

2

Gabelli Pet Parents’TM

Schedule of Investments — December 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS – 93.4%

	Diagnostics – 9.4%
600	Heska Corp.†	$51,660
300	IDEXX Laboratories, Inc.†	55,806

		107,466

	Pet Food/Nutrition – 6.9%
500	Colgate-Palmolive Co.	29,760
500	Freshpet, Inc.†	16,080
200	General Mills, Inc.	7,788
200	Nestlé SA	16,238
100	The JM Smucker Co.	9,349

		79,215

	Pet Healthcare – 9.4%
2,500	CVS Group plc	21,079
20,000	Greencross Ltd.	76,633
500	Patterson Cos., Inc.	9,830

		107,542

	Pet Products – 13.8%
1,500	Central Garden & Pet Co.†	51,675
250	Church & Dwight Co., Inc.	16,440
100	The Clorox Co.	15,414
550	zooplus AG†	74,926

		158,455

	Pet Services – 13.4%
3,500	PetIQ, Inc.†	82,145
22,500	Pets at Home Group plc	33,210
150	Tractor Supply Co.	12,516
1,000	Trupanion, Inc.†	25,460

		153,331

	Pharmaceuticals – 35.5%
15,000	Animalcare Group plc	28,678
8,800	Aratana Therapeutics, Inc.†	53,944
2,500	Dechra Pharmaceuticals plc	65,961
5,500	Eco Animal Health Group plc	28,742
2,000	Elanco Animal Health, Inc.†	63,060
100	Eli Lilly & Co.	11,572
3,500	Kindred Biosciences, Inc.†	38,325
1,500	Phibro Animal Health Corp., Cl. A	48,240
800	Zoetis, Inc.	68,432

		406,954

	Product Distribution – 2.1%
300	Henry Schein, Inc.†	23,556

Shares		Market Value
	Therapeutics – 2.9%
1,250	Oil-Dri Corp. of America	$33,125

	TOTAL COMMON STOCKS	1,069,644

	MONEY MARKET FUND – 6.6%
75,721	BlackRock Treasury Trust, 2.22%(a)	75,721

	TOTAL INVESTMENTS — 100.0% (cost $1,247,300)	$1,145,365

†	Non-income producing security.
(a)	Rate shown reflects the 7 day yield as of December 31, 2018.

See accompanying notes to schedule of investments.

3

Gabelli Pet Parents’TM

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary

4

Gabelli Pet Parents’TM

Notes to Schedule of Investments (Unaudited) (Continued)

of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2018 are as follows:

	Valuation Inputs
INVESTMENTS IN SECURITIES:	Level 1 Quoted Prices	Total Market Value at 12/31/18

ASSETS (Market Value):

Common Stocks(a)	$1,069,644	$1,069,644

Money Market Fund	75,721	75,721
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$1,145,365	$1,145,365

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 2 or Level 3 investments held at December 31, 2018.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate

5

Gabelli Pet Parents’TM

Notes to Schedule of Investments (Unaudited) (Continued)

prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2018, the Fund did not hold any restricted securities.

Tax Information. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

6

This page was intentionally left blank.

GABELLI NEXTSHARES TRUST GABELLI PET PARENTS’™ One Corporate Center Rye, New York 10580-1422 t 800-GABELLI (800-422-3554) f 914-921-5118 e info@gabelli.com GABELLI.COM
Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.
BOARD OF TRUSTEES	OFFICERS
Mario J. Gabelli, CFA	Agnes Mullady
Chairman and	President
Chief Executive Officer,
GAMCO Investors, Inc.	John C. Ball
Executive Chairman,	Treasurer
Associated Capital Group Inc.
Andrea R. Mango
Anthony S. Colavita	Secretary
Attorney,
Anthony S. Colavita, P.C.	Richard J. Walz
Chief Compliance Officer
Frank J. Fahrenkopf, Jr.
Former President & Chief	Bethany A. Uhlein
Executive Officer,	Vice President
American Gaming Association	DISTRIBUTOR
Michael J. Melarkey	G.distributors, LLC
Of Counsel,
McDonald Carano Wilson LLP	CUSTODIAN, TRANSFER
AGENT, AND DIVIDEND
Kuni Nakamura	DISBURSING AGENT
President,
Advanced Polymer, Inc.	The Bank of New York
Mellon
Salvatore M. Salibello
Senior Partner,	LEGAL COUNSEL
Bright Side Consulting
Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Pet Parents’™. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB5004Q418QR

Gabelli RBI

First Quarter Report — December 31, 2018

(Y)our Portfolio Management Team

Brian Sponheimer Portfolio Manager BA, Harvard University MBA, Columbia Business School	Jose Garza Portfolio Manager BA, Yale University MBA, Columbia Business School

To Our Shareholders,

For the quarter ended December 31, 2018, the net asset value (NAV) total return of Gabelli RBI (GRBIC) was (19.9)% compared with a total return of (5.1)% for the Standard & Poor’s (S&P) Global Infrastructure Index. The total return based on the Fund’s Market Price was (19.9)%. See page 2 for additional performance information.

Enclosed is the schedule of investments as of December 31, 2018.

Comparative Results

Cumulative Annual Returns through December 31, 2018 (a) (Unaudited)

	Quarter	Since Inception (2/21/18)
Gabelli RBI
Fund at NAV	(19.85)%	(20.81)%
Fund at Market Price(b)	(19.85)	(20.97)
S&P Global Infrastructure Index	(5.12)	(5.52)

In the current prospectus dated January 28, 2019, the gross expense ratio for the Fund is 8.07%. The net expense ratio for the Fund after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) is 0.95%.

(a)

Returns represent past performance and do not guarantee future results. Total returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. To create diversified exposure, the index includes three distinct infrastructure clusters: energy, transportation, and utilities. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

As an exchange-traded product, Gabelli RBI may trade at a value different from its NAV. The market price used to calculate the Market Price return is the midpoint between the highest bid and the lowest offer on the exchange of which the shares of the Fund are listed for trading, as of the time that Fund’s NAV is calculated. If you trade your shares at another time during the day, your return may differ.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NASDAQ at a price above, i.e., at a premium, or below, i.e., at a discount, the Net Asset Value of the Fund can be found at www.nextshares.com.

NextShares™ is a trademark of NextShares Solutions, LLC. Used with permission.

Gabelli RBI

Schedule of Investments — December 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS – 92.6%

	Automotive and Components – 7.6%
1,600	Dana, Inc.	$21,808
800	General Motors Co.	26,760
400	Linamar Corp.	13,273
600	Navistar International Corp.†	15,570

		77,411

	Building Products – 2.7%
150	AO Smith Corp.	6,405
600	Gibraltar Industries, Inc.†	21,354

		27,759

	Construction and Engineering – 6.7%
500	AECOM†	13,250
300	Dycom Industries, Inc.†	16,212
400	Granite Construction, Inc.	16,112
2,000	Great Lakes Dredge & Dock Corp.†	13,240
100	Jacobs Engineering Group, Inc.	5,846
700	Orion Group Holdings, Inc.†	3,003

		67,663

	Diversified Industrial – 8.5%
800	Arcosa, Inc.†	22,152
300	EnPro Industries, Inc.	18,030
1,000	Fortress Transportation & Infrastructure Investors LLC	14,340
850	Macquarie Infrastructure Corp.	31,076

		85,598

	Energy Equipment and Services – 3.0%
500	Baker Hughes, a GE Company	10,750
400	Halliburton Co.	10,632
50	nVent Electric plc	1,123
800	RPC, Inc.	7,896

		30,401

	Equipment and Supplies – 0.8%
75	Danaher Corp.	7,734

	Industrials – 15.3%
100	Crane Co.	7,218
400	Eaton Corp. plc	27,464
1,800	Evoqua Water Technologies Corp.†	17,280
100	Flowserve Corp.	3,802
250	Fortive Corp.	16,915
150	Honeywell International, Inc.	19,818
2,000	Mueller Water Products, Inc., Cl. A	18,200
100	Pentair plc	3,778

Shares		Market Value
425	Rexnord Corp.†	$9,754
80	Valmont Industries, Inc.	8,876
200	Wabtec Corp.	14,050
125	Watts Water Technologies, Inc., Cl. A	8,066

		155,221

	Information Technology – 3.7%
100	Badger Meter, Inc.	4,921
400	EchoStar Corp., Cl. A†	14,688
50	Roper Technologies, Inc.	13,326
25	Tyler Technologies, Inc.†	4,646

		37,581

	Machinery – 27.4%
600	Allison Transmission Holdings, Inc.	26,346
250	Astec Industries, Inc.	7,547
600	CIRCOR International, Inc.†	12,780
4,300	CNH Industrial NV	39,603
350	Colfax Corp.†	7,315
200	Deere & Co.	29,834
100	Energy Recovery, Inc.†	673
100	Franklin Electric Co., Inc.	4,288
600	Gencor Industries, Inc.†	6,582
1,000	Herc Holdings, Inc.†	25,990
400	Oshkosh Corp.	24,524
1,200	Terex Corp.	33,084
50	The Toro Co.	2,794
600	Titan Machinery, Inc.†	7,890
400	United Rentals, Inc.†	41,012
100	Xylem, Inc.	6,672

		276,934

	Materials – 10.0%
50	Ecolab, Inc.	7,368
1,000	GCP Applied Technologies, Inc.†	24,550
100	Martin Marietta Materials, Inc.	17,187
1,000	TimkenSteel Corp.†	8,740
400	US Concrete, Inc.†	14,112
300	Vulcan Materials Co.	29,640

		101,597

	Real Estate – 3.2%
200	SBA Communications Corp. REIT†	32,378

	Trading Companies and Distributors – 0.4%
100	HD Supply Holdings, Inc.†	3,752

	Transportation – 0.4%
470	Transurban Group	3,857

See accompanying notes to schedule of investments.

Gabelli RBI

Schedule of Investments (Continued) — December 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)

	Utilities – 2.9%
50	American Water Works Co., Inc.	$4,538
150	Aqua America, Inc.	5,129
600	AquaVenture Holdings Ltd.†	11,334
600	Suez	7,926

		28,927

	TOTAL COMMON STOCKS	936,813

	MONEY MARKET FUND – 7.4%
74,511	BlackRock Treasury Trust, 2.22%(a)	74,511

	TOTAL INVESTMENTS — 100.0%
	(cost $1,262,793)	$1,011,324

†	Non-income producing security.
(a)	Rate shown reflects the 7 day yield as of December 31, 2018.

REIT   Real Estate Investment Trust

See accompanying notes to schedule of investments.

Gabelli RBI

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary

Gabelli RBI

Notes to Schedule of Investments (Unaudited) (Continued)

of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2018 are as follows:

	Valuation Inputs
INVESTMENTS IN SECURITIES:	Level 1 Quoted Prices	Total Market Value at 12/31/18

ASSETS (Market Value):

Common Stocks(a)	$936,813	$936,813

Money Market Fund	74,511	74,511
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$1,011,324	$1,011,324

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 2 or Level 3 investments held at December 31, 2018.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate

Gabelli RBI

Notes to Schedule of Investments (Unaudited) (Continued)

prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2018, the Fund did not hold any restricted securities.

Tax Information. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

GABELLI NEXTSHARES TRUST

    GABELLI RBI

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	OFFICERS
Mario J. Gabelli, CFA	Agnes Mullady
Chairman and	President
Chief Executive Officer,
GAMCO Investors, Inc.	John C. Ball
Executive Chairman,	Treasurer
Associated Capital Group Inc.
Andrea R. Mango
Anthony S. Colavita	Secretary
Attorney,
Anthony S. Colavita, P.C.	Richard J. Walz
Chief Compliance Officer
Frank J. Fahrenkopf, Jr.
Former President & Chief	Bethany A. Uhlein
Executive Officer,	Vice President
American Gaming Association	DISTRIBUTOR
Michael J. Melarkey	G.distributors, LLC
Of Counsel,
McDonald Carano Wilson LLP	CUSTODIAN, TRANSFER
AGENT, AND DIVIDEND
Kuni Nakamura	DISBURSING AGENT
President,
Advanced Polymer, Inc.	The Bank of New York
Mellon
Salvatore M. Salibello
Senior Partner,	LEGAL COUNSEL
Bright Side Consulting
Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli RBI. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB5003Q418QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GABELLI NEXTSHARES TRUST

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, President and Principal Executive Officer

Date	2/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, President and Principal Executive Officer

Date	2/26/2019

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	2/26/2019

* Print the name and title of each signing officer under his or her signature.